Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss

	Unrealised (losses) on translation of net investment in foreign operations	HTM investments	Unrealised gains (losses) on AFS investments	Employee benefit plans
31 December 2016				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(13,645)	(2,350)	(57)	(46,331)	(28,114)	(74,445)	(90,497)
Transfer of AFS investments to HTM investments	—	1,442	(1,442)	—	—	—	—
Other comprehensive income (loss), net of taxes	(6,507)	(71)	(21,181)	(16,901)	(9,523)	(26,424)	(54,183)
Balance at end of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)

	Unrealised (losses) on translation of net investment in foreign operations	HTM investments	Unrealised gains (losses) on AFS investments	Employee benefit plans
31 December 2015				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(10,506)	—	9,021	(53,169)	(22,866)	(76,035)	(77,520)
Transfer of AFS investments to HTM investments	—	(2,715)	2,715	—	—	—	—
Other comprehensive income (loss), net of taxes	(3,139)	365	(11,793)	6,838	(5,248)	1,590	(12,977)
Balance at end of year	(13,645)	(2,350)	(57)	(46,331)	(28,114)	(74,445)	(90,497)

	Unrealised (losses) on translation of net investment in foreign operations	HTM investments	Unrealised gains (losses) on AFS investments	Employee benefit plans
31 December 2014				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(7,632)	—	(31,064)	(35,616)	6,724	(28,892)	(67,588)
Other comprehensive income (loss), net of taxes	(2,874)	—	40,085	(17,553)	(29,590)	(47,143)	(9,932)
Balance at end of year	(10,506)	—	9,021	(53,169)	(22,866)	(76,035)	(77,520)

Net Change of AOCL Components		Year ended
	Line item in the consolidated statements of operations, if any	31 December 2016	31 December 2015	31 December 2014
Net unrealised gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	(25,691)	(9,723)	(10,574)
Gains (loss) on net investment hedge	N/A	19,184	6,584	7,700
Net change		(6,507)	(3,139)	(2,874)

Held-to-maturity investment adjustments
Net unamortised gains (losses) transferred from AFS	N/A	1,442	(2,715)	—
Amortisation of net gains (losses) to net income	Interest income on investments	(71)	378	—
Foreign currency translation adjustments of related balances	N/A	—	(13)	—
Net change		1,371	(2,350)	—

Available-for-sale investment adjustments
Gross unrealised gains (losses)	N/A	(19,635)	(16,337)	48,703
Net unrealised (gains) losses transferred to HTM	N/A	(1,442)	2,715	—
Transfer of realised (gains) losses to net income	Net realised gains (losses) on AFS investments	(1,546)	4,407	(8,680)
Foreign currency translation adjustments of related balances	N/A	—	137	62
Net change		(22,623)	(9,078)	40,085

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(19,956)	5,096	(18,947)
Amortisation of actuarial losses	Salaries and other employee benefits	1,702	1,703	1,058
Change in deferred taxes	N/A	1,315	(391)	83
Foreign currency translation adjustments of related balances	N/A	38	430	253
Net change		(16,901)	6,838	(17,553)

Post-retirement healthcare plan
Net actuarial (loss)	N/A	(5,911)	(2,252)	(15,892)
Prior service cost	N/A	—	—	(7,901)
Amortisation of net actuarial losses	Salaries and other employee benefits	2,731	3,347	922
Amortisation of prior service credit	Salaries and other employee benefits	(6,343)	(6,343)	(6,719)
Net change		(9,523)	(5,248)	(29,590)

Other comprehensive income (loss), net of taxes		(54,183)	(12,977)	(9,932)